5900 "O" Street
                                                               Lincoln, NE 68510
                                                                    402-467-1122

September 17, 2008

                                            Via EDGAR and overnight express mail

Sally Samuel, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:   Ameritas Life Insurance Corp. and
      Ameritas Variable Separate Account V, 1940 Act No. 811-04474 Excel Performance VUL, 1933 Act No. 333-151913
      Response to Comments on Pre-Effective Amendment to Registration
        Statement on Form N-6

Dear Ms. Samuel:

This letter is in response to your comment letter dated August 21, 2008, regarding Commission staff review of the initial registration statement for the above-referenced product. It is being filed as EDGAR Correspondence, which includes an attached prospectus showing revisions based on the staff's comments. We have also enclosed a courtesy paper copy of the prospectus, red-lined for revisions resulting from these comments and responses, with the letter we are mailing.

1. Policy Summary (Page 3). You commented that we should add a discussion of the principal contract risks as required by Item 2(b) and delete the qualification "will usually" in the last sentence of the first paragraph.

     Response: We deleted the qualifying phrase. We have fully revised the Policy Summary section of the prospectus, beginning on page 3, to discuss more completely the risks identified in Item 2(b).

2. Fee Table (Pages 4-5). You commented (a) that we should confirm that all charges that vary based on personal characteristics are shown for the same insured, and (b) that we should provide an explanation of why acquired fund fees are not shown for some funds.

     Response: (a) All examples in the fee tables (pages 7-8 in red-lined draft), other than for the Guaranteed Insurability Rider, are based on the same representative insured, who is male, best risk class, age 45 at issue. The Guaranteed Insurability Rider is not available at issue age 45, so a representative insured age 35 was used for examples for that rider.

     (b) Acquired fund fees were not shown for two underlying portfolios; the funds provided and confirmed incorrect information earlier this year. During our review, another company provided us with new footnotes. We have corrected those items in the portfolio expense chart (draft pages 10-11). We have also added a footnote to the chart regarding expenses shown as acquired fund fees (draft pages 9, 10 and 12).

     Also, one fund changed its name, so we revised the charts on draft pages 9-10 and 16.

3. Adding, Deleting, or Substituting Variable Investment Options (Page 13). You requested that we provide the legal basis for reallocating, without the owner's consent, to the Money Market Subaccount (a) when an affiliated portfolio is eliminated or (b) if the value in a subaccount falls below $100 (Page 15).

     Response: The legal basis for reallocating future premium payments to the Money Market Subaccount for each of the above conditions is that these provisions are contractually part of the Policy. Establishing a money market default serves the interests of policy owners. As an alternative to returning premium, which could have serious tax consequences for investors, or canceling investment programs the owner selected, which would be a greater intrusion on their investment purposes and control, using a money market default keeps their account value invested within the insurance products framework they selected and exposes the account value to fewer risks.

     (a) In terms of substituting shares of an unaffiliated portfolio, if an underlying unaffiliated portfolio is eliminated, our procedures include prompt filing and distribution of supplements to the prospectus, as well as advance written correspondence with all Policy owners patterned after practices and intervals described in applicable SEC No-Action Letters (such as AIG Life Insurance Co., SEC Staff No-Action Letter (Aug. 16, 2001), and American Enterprise Life Insurance Company, SEC Staff No-Action Letter (Apr. 30, 2002) ("NALs")), which address substitutions to money market subaccounts following removal of an investment option. The notification procedures set out in the NALs would provide similar protection for Policy owner interests when an underlying portfolio is eliminated.

     If an affiliated underlying portfolio is eliminated, our current procedures include advance notice by supplement to all Policy owners explaining that the subaccount will be closed to new investments on a certain date. All funds invested in the subaccount on that date may remain in that subaccount, but from that date forward, (1) owners who transfer or withdraw completely from the subaccount cannot be allowed to reinvest back into the subaccount, (2) other owners will not be allowed to invest in the subaccount, and (3) any funds directed to that subaccount will be reallocated to the money market subaccount. The supplement also would state that owners may reallocate funds from the money market subaccount to other available investment options.

     In order to accommodate both of the above situations, we revised the prospectus text on allocating premium to the eliminated Subaccount to state, on page 16 in red-lined draft, that "we may ask you to change your premium allocation. If you do not, we may automatically redirect any future premium allocations to the eliminated Subaccount to the Money Market Subaccount (emphasis added to show new text)."

     (b) Again, the prospectus is consistent with the Policy. We note that the Commission staff has permitted minimum account balances for retail mutual funds, and has allowed such funds to liquidate accounts in the event the account balance falls below the minimum (see, e.g., Axe-Houghton Income Fund, Inc., SEC Staff No-Action Letter (Mar. 19, 1981). We submit that our allocation to the Money Market Subaccount is a preferable alternative to liquidation under variable insurance products because the return of Policy value could have tax consequences for investors, either by incurring taxation and tax penalties on the withdrawal or frustrating the investor's retirement planning. The notice provisions and free transfer rights discussed below further reduce the risk that investors' investment objectives will be frustrated.

     We do not currently transfer account values less than $100 without client consent or direction. If we established automatic or manual processes to identify account values below $100 and move the funds to the Money Market Subaccount, our procedures already in place provide notice to the Policy Owner by a confirmation statement mailed the next business day after funds are moved.

     In each of these instances, (a) and (b), in addition to the "free transfer" when funds are moved to the Money Market Subaccount, we also will provide that a subsequent transfer of the subject subaccount value initiated by the policy owner within 60 days of our moving the amount into the Money Market Subaccount also would be a free transfer and would not count toward the number of free transfers per Policy year (draft pages 16 and 18).

4. Transfer Rules (Page 14). You commented that we should indicate that a transfer must be received by the New York Stock Exchange's close of business (generally 3:00 p.m. central time).

     Response: We have revised the third sentence of the second bullet of the Transfer Rules on draft page 17 to read: Transfers will be processed on the Business Day they are received by our Trading Unit before close of the New York Stock Exchange (usually 3:00 p.m. Central Time).

5. Disruptive Trading Procedures (Pages 15-16). You commented that we should add the disclosure required by Rule 22c-2.

     Response: In our discussion with you the afternoon of September 4th concerning our pending variable annuity filing (File No. 333-142483), we called your attention to text in that filing which disclosed our contractual obligation to underlying fund companies. You agreed that the disclosure in that filing was sufficient and asked us to call your attention to that same disclosure in the pending VUL filings. That language is on page 19 in the attached red-lined prospectus. No revisions are made to this section of the prospectus.

6. Allocating Premiums (Pages 19-20). You commented (a) that we should indicate whether interest earned before premiums are allocated to the investment options specified by the owner is credited to the owner's account and (b) that we should provide the legal basis that permits delay in crediting subsequent payments received by check (Page 19).

     Response: (a) Under the Policy, premiums received prior to the "right to examine transfer date" are allocated to the Money Market Subaccount, which is not an interest bearing account, and therefore no interest would accrue. However, such premium would be subject to performance of the Money Market Subaccount. Discussion of Allocating Premium, the last paragraph on page 7 of the Policy, states:
         Prior to the right to examine transfer date, we will allocate your initial net premium and any additional net premiums to a money market subaccount. On the right to examine transfer date, we will reallocate your account value according to the premium allocation you selected on the application. We will allocate net premiums paid on or after the right to examine transfer date according to the premium allocation in effect on the date we receive the premium.

     (b) We revised the text in this section of the prospectus, draft page 22, to clarify that a postponement of crediting payment made by personal check would apply only to initial premium. Our standard procedures are that all premiums received on or after the "right to examine transfer date" are allocated directly to the selected investment options.

     In both cases (a) and (b), there is no delay and no interest earned by us.

7. Suicide (Page 21). You commented that we should delete the last sentence of this section and reflect all material state and rider variations in the prospectus.

     Response: We deleted the last sentence. We also confirmed material state and rider variations for this provision (on draft page 25) with our state policy filing team and made one revision, for the amount that may be returned in Montana.

8. Beneficiary (Page 23). You commented that we should define "common disaster."

     Response: We revised the phrase, on draft page 26, from "a common disaster" to read "the same disaster."

9. Minor Owner or Beneficiary (Page 23). You commented that we should identify material state variations in this section.

     Response: We have removed the parenthetical reference to state specific provisions (draft page 27). The Policy forms the Company filed with states do not differentiate regarding whether or not a beneficiary is a minor. After discussing several scenarios for this topic in the prospectus, we believe our concluding sentence, which is consistent with industry practices, adequately summarizes our position, as follows:
         If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

10. "Free Look" Rights (Page 24). You commented (a) that we should identify material state variations; (b) that we should add that the policy must be returned by the date the "free look" right expires; and (c) that we should indicate that we will return the greater of account value or premiums paid minus Policy Debt and partial withdrawals.

     Response: On draft page 27, we revised the heading of this section to read "Right to Examine" Period, to be consistent with Policy language. We (a) identified the range of material state variations in the length of the right to examine period, and (b) added that the Policy should be returned by the date the right to examine period expires.

     (c) It is our position that the contract's language stating that "We will refund the premiums paid minus policy debt and partial withdrawals" is consistent with applicable law. We do not believe there is any requirement under federal law (or under the insurance laws) to return any amount other than the premiums paid (minus policy debt and prior withdrawals). We note that Rule 6e-3(T)(b)(13)(viii)(A) (the "Rule") does not require that the insurance company return the greater of account value or premiums (minus debt and withdrawals). The Commission release adopting the Rule clearly provides that the insurer is not required to bear investment risk during the free look period. (See, Separate Accounts Funding Flexible Premium Variable Life Insurance Contracts, Investment Company Act Release No. 14234 (Nov. 14, 1984) at 35-36.)

     Because the Policy (contract) is consistent with the Commission's position articulated in the release adopting the Rule and state insurance law (and has been approved in over 40 states), we do not plan to revise this provision in the prospectus.

11. State Specific Policy - Union Central / Carillon Life Account. This comment does not apply to this product, but will be addressed in a separate cover letter to the Excel Protector VUL offered in New York.

12. Financial Statements, Exhibits, and Other Information. We will include audited Ameritas and Separate Account financial statements for the periods ending December 31, 2007 in a pre-effective amendment filing. We will also include all exhibits applicable to completion of the registration for the product. We corrected the reinstatement age, draft page
26. Other minor corrections to capitalize defined terms are made on draft pages 13, 25, 26, 29, 30, and 34.

In a separate letter, or as part of the pre-effective amendment filing, we plan to formally ask that the effective date of this registration be accelerated to November 3, 2008.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel

Attachment/Enclosure